November 22, 2021

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Kelly Strategic ETF Trust
Registration Statement on Form N-1A
File No. 333- 258490 and 811- 23723
CIK - 0001873280

Ladies and Gentlemen:

On behalf of our client, Kelly Strategic ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s registration statement on Form N-1A.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek
Enclosures
Enclosures